Contract Liability and Receivable - Schedule of Contract Revenues and Liabilities (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2018	Dec. 31, 2017
Disclosure of revenue from contracts with customers [Abstract]
Balance, beginning of the year	$ 6,182,580	$ 0
Regional licensing agreement	547,707	6,182,580
Revenue recognized in the year	0	0
Balance, end of the year	6,730,287	6,182,580
Contract liability - current			$ 927,400	$ 1,545,645
Contract liability - non-current			5,802,887	4,636,935
Contract liabilities	$ 6,182,580	$ 0	$ 6,730,287	$ 6,182,580